2. Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Net loss	$ (5,380,270)	$ (1,337,347)
Net loss per share
Basic	$ (0.008)	$ (0.003)
Diluted	$ (0.008)	$ (0.003)
Weighted average number of shares outstanding:
Basic & diluted	684,096,652	492,698,294